Basis of measurement	12 Months Ended
Dec. 31, 2024
Basis of measurement
Basis of measurement	Basis of measurement
3.1.Currency translation
(a)    Functional and presentation currency
Items included in Ambipar Emergency Response’s Consolidated Financial Statements are measured using the currency of the primary economic environment in which companies operate ("the functional currency"). The Consolidated Financial Statements are presented in Reais (R$). All financial information disclosed has been rounded to the nearest value, except otherwise indicated.
(b)    Foreign currency
Transactions with foreign currencies are converted into functional currency by using exchange rates prevailing on the transaction or valuation dates when the items are measured. Exchange gains and losses resulting from the settlement of those transactions and from the translation at year-end exchange rates referring to monetary assets and liabilities in foreign currencies, are recognized in the statement of income. Foreign exchange gains and losses related to accounts receivable, suppliers and loans are presented in the statement of income as financial revenue or expense.
(c)    Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated in euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into euro at the exchange rates at the dates of the transactions.
Foreign currency differences are recognized in OCI and accumulated in the Translation reserve, except to the extent that the translation difference is allocated to NCI.
When a foreign operation in disposed of in its entirety or partially such as that the control, significant influence, or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation in reclassified to profit or loss as part of the gain or loss on disposal. If the Company disposes part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Company disposes only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.
3.2.Use of accounting estimates and judgment
The preparation of the Consolidated Financial Statements in accordance with IFRS Accounting Standards as issued by International Accounting Standards Board (IFRS Accounting Standards) and interpretations requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses. Actual results may differ from these estimates. The settlement of transactions involving these estimates may result in significantly different amounts due to the lack of precision inherent to the process of their determination.
Estimates and assumptions are reviewed in a continuous manner. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future periods affected. The information on critical judgments that refer to accounting policies adopted that have effects on amounts recognized in the Consolidated Financial Statements is presented in the following notes:
Impairment of non-financial assets
As stated in note 3.6, impairment testing involves calculating the value in use or the fair value less cost of disposal, when applicable, of the cash generating units to which the goodwill or other non-financial assets have been assigned. The value in use is determined by estimating five years of future cash flows, a perpetual value and using a discount rate that comprises three components: time value in money, the appropriate risk premium and uncertainty about the future cash flows. Hence, it relies on several critical judgements, estimates and assumptions. For more information on estimates and assumptions used in impairment testing, refer to note 8.
Revenue recognition
The Company applies certain judgment in assessing the terms of revenue from contracts with customers to determine whether the contract involves the delivery of service (revenue recognized over time). The Company evaluates each contract individually, its critical terms and business relationship with its customer and any associated third party.
Lease term
The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Company has the option, under some of its leases, to lease the assets for additional terms. The Company applies judgment in evaluating whether it is reasonably certain to exercise the option to renew, it considers all relevant factors that create an economic incentive for it to exercise the renewal such as contractual terms and conditions for the optional periods compared with market rates and the length of a non-cancellable period of a lease.
After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).
Residual value and estimated useful life of property, plant and equipment and intangible asset (finite useful lives)
As stated in note 3.5 and 3.7, Intangible and property, plant and equipment assets are amortized over their useful lives. The useful life is based on management’s estimates for the period in which the assets will contribute to generate revenue and is periodically reviewed. Changes in estimates may result in significant changes in the book value. Revisions to these estimates are recognized prospectively.
Business Combination Accounting
We recognize, separately from goodwill, the identifiable assets acquired, and liabilities assumed at their estimated acquisition date fair values. We measure and recognize goodwill as of the acquisition date as the excess of: (a) the aggregate of the fair value of consideration transferred, the fair value of any non-controlling interest in the acquiree (if applicable) and the acquisition date fair value of our previously held equity interest in the acquiree (if applicable), over (b) the fair value of net assets acquired, and liabilities assumed. At the acquisition date, we measure the fair values of all assets acquired and liabilities assumed that arise from contractual contingencies. We measure the fair values of all non-contractual contingencies if, as of the acquisition date, it is more likely than not that the contingency will give rise to an asset or liability.
Expected credit losses related to trade and other receivables
The expected loss on doubtful accounts is established when there is objective evidence that the Company will not be able to collect all amounts according to the accounts receivable original terms.
It is formed in an amount considered adequate by Management to cover probable losses arising on collection of accounts receivable, based on analysis of each client’s default risk considering a reasonable and supportable information available at the time that demonstrates that the credit risk has not increased significantly since initial recognition, the customer’s financial situation committed in the market, history of negotiations carried out, signed agreements not being fulfilled, mainly taking into consideration risk scenarios in which it has observable behavior in the market, and with special attention to long-standing overdue credits.
Income taxes
The calculation of current and deferred income taxes requires us to make estimates and assumptions and to exercise judgement regarding the carrying values of assets and liabilities which are subject to accounting estimates inherent in those balances, the interpretation of income tax legislation across various jurisdictions, expectations about future operating results, the timing of reversal of temporary differences and possible audits of income tax filings by the tax authorities.
Changes or differences in underlying estimates or assumptions may result in changes to the current or deferred income tax balances on the consolidated statements of financial position, a charge or credit to income tax expense in the Consolidated statements of operations and comprehensive income (loss) and may result in cash payments or receipts.
All income tax filings are subject to audits and reassessments. Changes in interpretations or judgements may result in a change in our income tax provisions in the future. The amount of such a change cannot be reasonably estimated.
3.3.Cash and cash equivalents
Cash and cash equivalents include cash, bank deposits, highly liquid short-term investments, redeemable in up to three months or less, with an insignificant risk of change in fair value and for the purpose of meeting short-term commitments.
3.4.Financial instruments
3.4.1    Financial assets
Recognition and measurement
Purchases and sales of financial assets are recognized on trading date, Investments are initially recognized at fair value plus transaction cost for all financial assets not classified at fair value recognized in income (loss).
Financial assets at fair value recognized in the income (loss) are initially recognized at fair value, and transaction costs are charged to statement of income in the period they occur.
The fair value of publicly quoted investments is based on the current purchase price. If the market of a financial asset is not active, the Ambipar Emergency Response establishes the fair value using valuation techniques. These techniques include the use of recent transactions contracted from third parties, reference to other instruments that are substantially similar, analysis of discounted cash flows and option pricing models, privileging market information and minimizing the use of information generated by Management.
Classification
In the initial recognition, a financial asset is classified as measured at: (i) amortized cost; (ii) fair value through other comprehensive income (“FVTOCI”); or (iii) fair value through profit or loss (“FVTPL”).
A financial asset is measured at amortized cost if it meets both conditions below: (i) the asset is held within a business model whose purpose is to collect contractual cash flows; and (ii) the contractual terms of financial assets give rise, on specific dates, to cash flows that are only payments of principal and interest on the outstanding principal value.
A financial asset is measured in FVOCI only if it meets both conditions below: (i) the asset is maintained within a business model whose purpose is achieved by both the collection of contractual cash flows and the sale of financial assets; and (ii) the contractual terms of financial assets give rise, on specific dates, to cash flows that refer to payments of principal and interest on the outstanding principal value. All other financial assets are classified as measured at fair value through profit or loss.
In addition, upon initial recognition, the Ambipar Emergency Response may, irrevocably, designate a financial asset that satisfies the requirements to be measured at amortized cost, FVTOCI or even FVTPL. This designation is intended to eliminate or significantly reduce a possible accounting mismatch stemming from the result produced by the respective asset.
Financial assets – Business model assessment
The Ambipar Emergency Response makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management. The information considered includes:
•The stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
•How the performance of the portfolio is evaluated and reported to the Ambipar Emergency Response’s management;
•The risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•The frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.
Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Ambipar Emergency Response’s continuing recognition of the assets.
Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.
Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest
For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition, ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Ambipar Emergency Response considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition, in making this assessment, the Ambipar Emergency Response considers:
•contingent events that would change the amount or timing of cash flows.
•terms that may adjust the contractual coupon rate, including variable‑rate features;
•prepayment and extension feature; and
•terms that limit the Ambipar Emergency Response’s claim to cash flows from specified assets (e.g., non‑recourse features).
A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual per amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.
Financial assets – Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value, Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses, Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVOCI	These assets are subsequently measured at fair value, Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVOCI	These assets are subsequently measured at fair value, Dividends are recognized as income in profit or loss unless the dividend clearly represents a investment’s cost part recovery. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
Trade and other receivables
Trade and other receivables correspond to the amount’s receivable from clients for the rendering of service carried out in the normal course of Company’s activities. If the payment term is equivalent to one year or less (or any other term that is in conformity with Company's normal cycle), accounts receivable are classified as current assets. Otherwise, they are presented in non-current assets.
Trade and other receivables are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method less expected impairment losses on accounts receivable, in practice, they are usually recognized at the billed amount, adjusted by provision for impairment, if necessary.
Recognition and derecognition
The financial instrument is recognized in the Consolidated Financial Statements when the entity becomes a party to the financial instrument contract. An entity removes a financial liability from its statement of financial position when its obligation is extinguished. An entity removes a financial asset from its statement of financial position when its contractual rights to the asset’s cash flows expire; when it has transferred the asset and substantially all the risks and rewards of ownership; or when it has transferred the asset and has retained some substantial risks and rewards of ownership, but the other party may sell the asset. The risks and rewards retained are recognized as assets.
Impairment of financial assets
Expected credit losses
The expected loss on doubtful accounts is established when there is objective evidence that the Company will not be able to collect all amounts according to the accounts receivable original terms.
It is formed in an amount considered adequate by Management to cover probable losses arising on collection of accounts receivable, based on analysis of each client’s default risk considering a reasonable and supportable information available at the time that demonstrates that the credit risk has not increased significantly since initial recognition, the customer’s financial situation committed in the market, history of negotiations carried out, signed agreements not being fulfilled, mainly taking into consideration risk scenarios in which it has observable behavior in the market, and with special attention to long-standing overdue credits.
a)    Recognition
The Ambipar Emergency Response recognizes loss allowances for Expected Credit Loss (ECLs) on:
•Financial assets measured at amortized cost;
•Debt investments measured at FVOCI; and
•Contract assets.
The Ambipar Emergency Response also recognizes loss allowances for ECLs on lease receivables, which are disclosed as part of trade and other receivables.
The Ambipar Emergency Response measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at 12‑month ECLs:
•Debt securities that are determined to have low credit risk at the reporting date; and
•Other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.
Loss allowances for trade receivables (including lease receivables) and contract assets are always measured at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Ambipar Emergency Response considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Ambipar Emergency Response’s historical experience and informed credit assessment, that includes forward‑looking information.
The Ambipar Emergency Response assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
The Ambipar Emergency Response considers a financial asset to be in default when:
•The debtor is unlikely to pay its credit obligations to the Ambipar Emergency Response in full, without recourse by the Ambipar Emergency Response to actions such as realizing security (if any is held); or
•The financial asset is more than 90 days past due.
The Ambipar Emergency Response considers a debt security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’.
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.
12‑month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).
The maximum period considered when estimating ECLs is the maximum contractual period over which the Ambipar Emergency Response is exposed to credit risk.
b)    Measurement
ECLs are a probability‑weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Ambipar Emergency Response expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.
c)    Credit-impaired financial assets
At each reporting date, the Ambipar Emergency Response assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit‑impaired. A financial asset is ‘credit‑impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit‑impaired includes the following observable data:
•significant financial difficulty of the debtor;
•a breach of contract such as a default or being more than 90 days past due;
•the restructuring of a loan or advance by the Ambipar Emergency Response on terms that the Ambipar Emergency Response would not consider otherwise;
•it is probable that the debtor will enter bankruptcy or other financial reorganization; or
•the disappearance of an active market for a security because of financial difficulties.
d)    Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
For debt securities at FVOCI, the loss allowance is charged to profit or loss and is recognized in OCI.
e)    Write-off
The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For individual customers, the Company has a policy of writing off the gross carrying amount when the financial asset is 180 days past due based on historical experience of recoveries of similar assets. For corporate customers, the Company individually makes an assessment with respect to the timing and amount of write‑off based on whether there is a reasonable expectation of recovery. The Company expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.
Derecognition of financial assets
A financial asset (or, when appropriate, part of a financial asset or part of a group of similar financial assets) is written off when: (i) the rights to receive cash flows from the asset have expired; and (ii) the Company transferred its rights to receive cash flows of the asset or has assumed an obligation to fully pay cash flows received, without significant delay, to a third party under terms of an "on lending" agreement; and (a) the Company has substantially transferred all risks and benefits related to the asset; or (b) the Company has not transferred and has not substantially retained all risks and benefits related to the asset, but has transferred control over that asset.
When the Company transfers its rights to receive cash flows from an asset or enters into a transfer agreement and does not transfer or substantially retain all risks and benefits related to the asset, an asset is recognized to the extent of the Company’s ongoing involvement with this asset.
3.4.2    Financial liabilities
Initial recognition, classification and measurement
A financial asset or financial liability is measured initially at fair value. Subsequent measurement depends on the category of financial instrument. Some categories are measured at amortized cost, and some at FVTPL. A financial liability is classified as at FVTPL if it is classified as held‑for‑trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method, Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
Interest rate benchmark reform
When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, the Company updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform. A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:
•the change is necessary as a direct consequence of the reform; and
•the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e., the basis immediately before the change.
When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Company first updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the Company applied the policies on accounting for modifications to the additional changes.
Borrowing costs
Cost of loans attributed to the acquisition, construction or production of an asset that necessarily demands a substantial period of time to become ready for intended use or sale is capitalized as part of this asset’s cost.
Loan costs are comprised by interest and other costs that the Company incurs in connection with fundraising.
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, canceled, or expired. When an existing financial liability is replaced by another of the same lender with substantially different terms, or the terms of an existing liability are significantly changed, this substitution or alteration is treated as a write-off of the original liability and recognition of a new liability, whereas the difference in the corresponding book value is recognized in the statement of income.
Loans and financing
Borrowings and financing are initially recognized at fair value, net of costs incurred in the transaction and are subsequently stated at amortized cost.
Any difference between the amounts raised (net of transaction costs) and the settlement amount is recognized in the income statement during the period while the loans are outstanding, under the effective interest rate method.
Loans and financing are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Warrant and Earn-out
Warrant is a financial instrument that confers the right, but not the obligation, to acquire shares at a specified price during a specific period. It is recognized as a financial liability, and the subsequent measurement of fair value is recognized in profit or loss for the years. The balance on December 31, 2024 is R$35,448.
Earn-out is related to the achievement of certain objectives in merger and acquisition operations, in which a part of the purchase price is deferred and based on the future performance of the company. It is recognized as a financial liability, and the subsequent measurement of fair value is recognized in the equity transaction account in the Company's equity.
Such operations are classified in IAS 32/IFRS 9 and are classified as derivative financial instruments, assets and liabilities. Fair value is calculated according to a Monte Carlo simulation model at each measurement date.
3.5.Intangible assets and Goodwill
(i)Software
Costs associated with maintaining software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets where the following criteria are met:
•It is technically feasible to complete the software so that it will be available for use;
•Management intends to complete the software and use or license it there is an ability to use or sell the software;
•It can be demonstrated how the software will generate probable future economic benefits;
•Adequate technical, financial and other resources to complete the development and to use or sell the software are available; and
•The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include employee´s costs and an appropriate portion of relevant overheads.
Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.
(ii) Goodwill
Goodwill is measured as described in note 9, Goodwill on acquisitions of subsidiaries is included in intangible assets, Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes.
(iii)Research and development
Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to the initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
(iv) Other Intangibles
Other intangible assets, including client’s portfolio, patents and trademarks, that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.
(v) Amortization
Amortization is recognized in the Consolidated Statement of Income (loss) based on the straight-line method in relation to the estimated useful lives, since this method is the closest that reflects the consumption pattern of future economic benefits incorporated into the asset. The estimated useful lives of intangible assets are as measured as described in note 9 (b).
The assets' net book values and useful lives are reviewed at each reporting date, and adjusted prospectively, where applicable.
In December 31, 2024, the Company reviewed the estimated useful lives of these assets, and no significant change was identified.
Other intangible assets, including customer relationships, work force, that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.
3.6.Impairment of non-financial assets
An impairment loss is recognized in the Consolidated Financial Statements of income (loss) for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).
Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. Therefore, impairment losses recognized for goodwill cannot be reversed in a subsequent period.
3.7.Property, plant, and equipment
Property, plant, and equipment (PPE) are stated at historical cost less accumulated depreciation and accumulates impairment losses (if applicable). Historical cost includes expenses directly attributable to the acquisition of items. Historical cost also includes financing costs related to the acquisition of qualifying assets.
Subsequently incurred costs are added to the asset's book value or are recognized as a separate asset, as applicable, and only when it is likely that associated future economic benefits will flow and that the item's cost can be reliably measured.
The book value of replaced items and parts is written off. All other maintenance and repair costs are recorded as a contra entry to income (loss) for the year, when incurred.
Lands are not depreciated. Depreciation of other assets is calculated using the straight-line method, with the costs of other assets being allocated to their residual values over the estimated useful life. Assets under development are not depreciated until they are available for use. Property, plant, and equipment useful lives are disclosed in note 8.
Residual values and the useful lives of material assets are reviewed and adjusted, if adequate, at the end of each year and depreciated using the straight-line method.
An asset's book value is immediately written down to its recoverable amount if the asset's book value is greater than its estimated recoverable amount, as impairment.
An item of property and equipment is de-recognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between net disposal proceeds and the carrying amount of the asset) is included as a gain or loss in the Consolidated statement of operations in the period the asset is de-recognized.
Gains and losses from disposals are determined when the asset is derecognized by the comparison of results with the book value and are recognized in "Other net operating revenues (expense)" in the statement of income, as incurred.
3.8.Trade accounts payable and other accounts payable
Trade accounts payable and other accounts payable are obligations due for assets or services acquired from suppliers in the normal course of businesses and are classified as current liabilities if payment is due within one year. Otherwise, trade accounts payable are presented as non-current liabilities.
They are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method. In practice, they are usually recognized at the amount of the related invoice.
3.9.Provisions
Provisions for lawsuits (labor, civil and tax) are recognized when: the Company has a present or constructive obligation as result of past events; it is likely that an outflow of funds will be required to settle the obligation; and if the amount can be estimated reliably, Provisions are not recognized for future operating losses.
When there is a series of similar obligations, the probability of settling them is determined by considering all obligation as a whole. A provision is recognized even if the likelihood of settlement related to any individual item included in the same class of obligations is small.
The provisions are measured at the present value of the expenditures that shall be necessary to settle the obligation, using a pre-tax rate which reflects the current market evaluations as to the value of the cash over time and the specific risks of the liability. The increase in the obligation over time is recognized as a financial expense.
3.10.Income tax
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
The Company has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.
3.10.1    Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.
Companies under the deemed income system
There are companies that opted for taxation based on estimated profit. The income tax and social contribution, both current and deferred, are calculated based on the rates of 15% plus a surcharge of 10% more than R$ 240 for income tax and 9% for social contribution, both applied to a percentage of 32% gross revenue.
Companies under the taxable income system
The income tax and social contribution of current year are calculated based on the rates of 15% plus a surcharge of 10% on taxable income more than R$ 240 for income tax and 9% on taxable income for social contribution on net income and take into account (if any) tax loss carry forward and negative basis of social contribution, limited to 30% of taxable income.
The Company operates in several international tax jurisdictions. Judgement is required in respect of the interpretation of state, federal and international tax law and practices as service provider and tax continues to evolve.
3.10.2    Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•Temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and
•Taxable temporary differences arising on the initial recognition of goodwill.
Temporary differences in relation to a right‑of‑use asset and a lease liability for a specific lease are regarded as a net package (the lease) for the purpose of recognizing deferred tax.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. There are no unrecognized tax losses or tax credits.
Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
The measurement of deferred tax reflects the tax consequences that would follow from the manner which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. For this purpose, the carrying amount of investment property measured at fair value is presumed to be recovered through sale, and the Company has not rebutted this presumption.
Deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.
3.11.Revenue recognition
The revenue is stated net of taxes, returns, rebates or discounts, its recognition is in accordance with IFRS 15 - Revenue from customer contracts, which establishes a five-steps model to determine how and when it will be recognize, as well as its measurement, provided that revenues and costs can be measured reliably.
The Company revenue recognizes revenue when control of the promised services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.
In addition, specific criteria for each of the Company’s activities must be met, as described below:
Rendering of services
The Company provides emergency services that includes prevention, training, and emergency response.
Revenues are generated from services at customer sites or other locations. Response services for environmental emergencies include any scale from man-made disasters such as oil spills, to natural disasters such as hurricanes. Emergency response services are provided based on purchase orders or agreements with customers and include prices generally based upon daily, hourly or job rates for equipment, materials and personnel.
The Company recognizes revenue for these services over time, as the customer receives and consumes the benefits of the service as they are being performed and the Company has a right to receive for performance completed to date. The Company uses the input method to recognize revenue over time, based on time and materials incurred. The duration of such services can be over the number of hours, days or even months for larger scale projects. In this situation, can be recognized unbilled revenue.
3.12.Leases liabilities
As a lessee
At inception of a contract, the Company assesses whether a contract is, or contains, a lease liability. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for of the period agreed time in exchange for consideration.
At commencement or on modification of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component based on its relative stand‑alone prices. However, for the leases of property the Company has elected not to separate non‑lease components and account for the lease and non‑lease components as a single lease component.
The Company recognizes a right‑of‑use asset and a lease liability at the lease commencement date. The right‑of‑use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right‑of‑use asset is subsequently depreciated using the straight‑line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right‑of‑use asset reflects that the Company will exercise a purchase option. In that case the right‑of‑use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right‑of‑use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.
The Company determines it’s the range incremental borrowing rate from 7.08% to 8.5% as each year by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the following:
•fixed payments, including in‑substance fixed payments;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in‑substance fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right‑of‑use asset or is recorded in profit or loss if the carrying amount of the right‑of‑use asset has been reduced to zero.
From January 1st, 2021, where the basis for determining future lease payments changes as required by interest rate benchmark reform, the Company remeasures the lease liability by discounting the revised lease payments using the revised discount rate that reflects the change to an alternative benchmark interest rate.
The Company presents right‑of‑use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘loans and borrowings’ in the statement of financial position.
Short-term leases and leases of low-value assets
The Company has elected not to recognize right‑of‑use assets and lease liabilities for leases of low‑value assets and short‑term leases, including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight‑line basis over the lease term.
3.13.Distribution of dividends and interest on own capital
Payment of dividends and interest on capital to Company shareholders is recognized as a liability in the Consolidated Financial Statements at the end of the year, based on the by-laws that govern the Company’s companies.
Any amount above the mandatory minimum is provisioned only on the date of its approval by the shareholders.
The tax benefit of interest on own capital is recognized in the statement of income.
3.14.Business combinations
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at least, an input and substantive process and whether the acquired set has the produce outputs ability.
The Company has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. The goodwill constituted in the business combination is recorded in non-current assets, subgroup of intangible assets. Any goodwill that arises is recorded in intangible assets and tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.
The consideration transferred does not include amounts related to the settlement of pre‑existing relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.
If the Company makes a purchase of an investment and part of the amount is in installments, the accounts payable is recorded in the item Obligations from acquisition of, as mentioned in Note 7.
3.15.Non-controlling interests
The interest attributable to non-controlling shareholders was calculated based on the percentage mentioned in the table below, of total shareholders’ equity in 2024.
Set out below is summarized financial information for NCI that is material to the Company for December 31, 2024:

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Marine S/A	Ambipar Response Industrial Services S/A
	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Current assets	157,034	37,071	67,557	7,072	34,155	25,967	7,307	22,186
Current liabilities	(149,863)	(26,273)	(85,007)	(3,398)	(10,074)	(27,489)	(5,571)	(12,652)
Current net assets	7,171	10,798	(17,450)	3,674	24,081	(1,522)	1,736	9,534
Non-current assets	262,628	93,831	204,891	9,849	146,741	47,482	8,847	6,554
Non-current liabilities	(158,188)	(15,942)	(55,909)	(5,150)	(39,979)	(25,464)	(253)	(1,502)
Non-current net assets	104,440	77,889	148,982	4,699	106,762	22,018	8,594	5,052
Net assets	111,611	88,687	131,532	8,373	130,843	20,496	10,330	14,586
Net assets controlling	111,611	88,687	131,532	8,373	130,843	20,496	10,330	14,586
Net assets nom-controlling	—	—	—	—	—	—	—	—

Accumulated NCI
Others adjustment from non-controlling	6,618	18,307	16,511	678	20,622	209	(703)	4,229
Accumulated NCI adjusted

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Marine S/A	Ambipar Response Industrial Services S/A
Revenue	359,946	101,136	206,147	13,873	74,800	69,414	1,265	77,763
Cost of services rendered	(303,359)	(78,354)	(129,042)	(11,076)	(62,515)	(61,906)	(13,303)	(60,175)
Gross profit	56,587	22,782	77,105	2,797	12,285	7,508	(12,038)	17,588
Selling, general and administrative expenses	—	—	—	—	—	—	—	—
Other expense	667	15,140	74	360	53,590	214	631	—
Operating expenses	667	15,140	74	360	53,590	214	631	—
Operating profit	57,254	37,922	77,179	3,157	65,875	7,722	(11,407)	17,588

Finance costs	(30,681)	(2,297)	(11,077)	(526)	(1,540)	(5,623)	(253)	(226)
Finance income	1,368	3,481	924	26	368	1,460	175	21
Net finance costs	(29,313)	1,184	(10,153)	(500)	(1,172)	(4,163)	(78)	(205)
Profit before tax	27,941	39,106	67,026	2,657	64,703	3,559	(11,485)	17,383
Income tax and social contribution	(9,693)	(7,858)	(21,910)	(477)	(8,584)	4,204	(623)	(5,876)
Profit for the year	18,248	31,248	45,116	2,180	56,119	7,763	(12,108)	11,507
Profit for the year controlling	10,834	15,936	23,009	1,285	28,622	5,434	(12,808)	5,869
Profit for the year non-controlling	7,414	15,312	22,107	895	27,497	2,329	700	5,638
Interest attributable to non-controlling shareholders	30.00%	49.00%	49.00%	49.00%	49.00%	30.00%	10.00%	49.00%

(*) The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.1.

(Continued)
Summarized statement of financial position	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Serviços De Seguranca e Resgate Ltda Epp	Total
	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Current assets	152,654	6,683	2,136	9,464	6,510	3,449	539,245
Current liabilities	(83,555)	(3,063)	(1,179)	(7,875)	(9,855)	(5,318)	(431,172)
Current net assets	69,099	3,620	957	1,589	(3,345)	(1,869)	108,073
Non-current assets	458,866	787	2,122	31,186	25,299	12,462	1,311,545
Non-current liabilities	(100,483)	(240)	(110)	(20,445)	(14,536)	(10,732)	(448,933)
Non-current net assets	358,383	547	2,012	10,741	10,763	1,730	862,612
Net assets	427,482	4,167	2,969	12,330	7,418	(139)	970,685
Net assets controlling	427,482	4,167	2,969	12,330	7,418	(139)	970,685
Net assets nom-controlling	—	—	—	—	—	—	—

Accumulated NCI							283,738
Others adjustment from non-controlling	15,867	907	320	(18)	(51)	(306)	83,189
Accumulated NCI adjusted							366,927

Summarized statement of financial position	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Serviços De Seguranca e Resgate Ltda Epp	Total
Revenue	204,713	5,963	5,050	79,587	45,721	24,277	1,269,655
Cost of services rendered	(210,241)	(3,651)	(3,720)	(74,663)	(43,154)	(23,752)	(1,078,911)
Gross profit	(5,528)	2,312	1,330	4,924	2,567	525	190,744
Selling, general and administrative expenses	—	—	—	—	—	—	—
Other expense	3,899	—	15	—	—	—	74,590
Operating expenses	3,899	—	15	—	—	—	74,590
Operating profit	(1,629)	2,312	1,345	4,924	2,567	525	265,334

Finance costs	(7,640)	(56)	(42)	(1,498)	(2,088)	(1,376)	(64,923)
Finance income	—	14	47	111	4	12	8,011
Net finance costs	(7,640)	(42)	5	(1,387)	(2,084)	(1,364)	(56,912)
Profit before tax	(9,269)	2,270	1,350	3,537	483	(839)	208,422
Income tax and social contribution	(3,768)	(62)	(301)	(2,553)	(1,152)	(28)	(58,681)
Profit for the year	(13,037)	2,208	1,049	702	(669)	(867)	149,741
Profit for the year controlling	(9,123)	1,126	629	689	(468)	(607)	70,427
Profit for the year non-controlling	(3,914)	1,082	420	295	(201)	(260)	79,314
Interest attributable to non-controlling shareholders	30.02%	49.00%	40.00%	30.00%	30.00%	30.00%

(*)    The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.1
3.16.Segment reporting
For reviewing the operational performance of the Company and allocating resources purposes, the Chief Operating Decision Maker ("CODM") of the Company, which is comprised of the Chief Executive Officer of the Company, reviews the Consolidated results as a geographical area disaggregated by domestic market and foreign market as a whole market. The CODM considers the whole Company a single operating and reportable segment, when monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a Consolidated basis for all subsidiaries and business lines.
The Company’s net revenue, profit or loss, and assets and liabilities for this one reportable segment can be determined by reference to the Consolidated Financial Statements.
For more information regarding the Company’s non-current assets and net revenue by geographic area, refer to note 8.
3.17.Earnings per share – basic and diluted
The Company calculates basic earnings per share using the total average weighted number of outstanding ordinary shares during the period corresponding to income, in accordance with accounting pronouncement IAS 33.
3.18.Prepaid expenses
Those are basically disbursements made in advance, which will be charged to the result as soon as the expenses are actually incurred.
3.19.Transactions eliminated on consolidation
Intra‑group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra‑group transactions, are eliminated. Unrealized gains arising from transactions with equity‑accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
3.20.Financial income and financial expenses
The Company’s financial income and financial expenses include:
•interest income.
•interest expense.
•the net gain or loss on financial assets at FVTPL; and
•the fair value loss on contingent consideration classified as a financial liability.
The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•the gross carrying amount of the financial asset; or
•the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit‑impaired) or to the amortized cost of the liability. However, for financial assets that have become credit‑impaired after the initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset, if the asset is no longer credit‑impaired, then the calculation of interest income reverts to the gross basis.
3.21.Share capital
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12.
3.22.Financial risk management
The Company is party to transactions involving financial instruments for the purpose of financing its activities or investing its available funds.
The management of these risks is performed through the definition of conservative strategies aiming at liquidity, profitability, and safety. The control policy consists of permanent follow-up of the rates engaged versus those in force in the market.
In December 31, 2024, there were no transactions involving derivative financial instruments with speculative purposes and compound financial instruments with embedded derivatives.
Financial instruments are recognized only as from the date the Company becomes a party to contractual provisions. When recognized, they are initially recorded at its fair value plus any transaction costs directly attributed to its acquisition or issue (when applicable). Then they are measured at the end of each reporting period, in accordance with the standards established for each type of classification of financial assets and liabilities.
3.22.1.    Financial risk factors
In the normal course of business, the Company is exposed to market risks, including changes in interest rates and foreign currency rates.
Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
The Company's activities expose it to various financial risks: market risk (including fair value interest rate risk, and cash flow interest rate risk and price risk), credit risk and liquidity risk, related primarily to our financing activities and foreign operation. The Company’s risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company does not have operations quoted at commodity prices; therefore, it has no exposure to commodity price risks.
The management of risk is conducted by the treasure departments.
(a)Market risk
Market risk is the risk that changes in market prices – e.g. Foreign exchange rate, interest rates and equity prices – will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposure within acceptable parameters, while optimizing the return.
(i)Interest rate risk
Interest rate risk arises from the portion of debt pegged to the long-term interest rate – CDI and interest earning bank deposits at CDI, which may affect the financial revenues or expenses in the event an unfavorable change in interest or inflation rates takes place. Loans issued at variable rates expose the Company to cash flow interest rate risk.
Loans issued at fixed rates expose the Company to fair value risk associated with interest rate. Considering that a substantial part of the Company’s loans is linked to fixed rates. Management believes that the risk of significant changes in income and cash flows is low.
The Company set three scenarios (probable, possible, and remote) for simulation, In the probable scenario, the rates disclosed by BM&F were set forth by the Management and the possible and remote scenario, a 25% and 50% impairment, respectively, in the variables. The calculation basis used is the amount presented in the notes of cash and cash equivalents, loans and financing and debentures:
▪December 31, 2024

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	220,781	27,046	33,808	40,569
CDI – Loans	(990,144)	(121,293)	(151,616)	(181,940)
CDI – Debentures	(463,895)	(56,827)	(71,034)	(85,241)

Net exposure	(1,233,258)	(151,074)	(188,842)	(226,612)
▪December 31, 2023

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	132,072	15,518	19,398	23,277
CDI - Loans and Financing	(701,902)	(82,473)	(103,091)	(123,710)
CDI – Debentures	(545,750)	(64,126)	(80,158)	(96,189)

Net exposure	(1,115,580)	(131,081)	(163,851)	(196,622)
Due to the nature, complexity, and isolation of a single variable, the estimates presented may not faithfully represent the value of the loss, if the variable in question has the deterioration shown. The calculation was performed for a win/loss scenario in the period of one month.
(b)Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s receivables from customers and investments in debt securities.
The credit risk arises from cash and cash equivalents, deposits in banks and other financial institutions, and exposure to client credit. For banks and financial institutions, only securities from entities considered as prime line are accepted.
The Credit Analysis area evaluates the client’s creditworthiness by considering their financial position, past experiences, and other factors.
Individual risk limits are determined with basis on internal or external classifications in accordance with limits determined by management. The use of credit limits is regularly monitored.
No credit limit was exceeded in the period, and Management does not expect any losses arising from defaults by those parties in addition to the provision already formed (Note 5).
As mentioned in note 18 - Segment reporting, the Emergency Response Services do not have customers representing more than 10% of their net revenue in December 31, 2024 and December 31, 2023.
(c)Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.
The cash flow forecast is carried out by the Company’s Management. The Management monitors the continuous forecasts of Company’s liquidity requirements to ensure it has enough cash to satisfy operating needs. This forecast takes into consideration the Company’s debt financing plans, compliance with clauses, attainment of the internal goals of the balance sheet quotient and, if applicable, external or legal regulatory requirements - for example, currency restrictions.
Surplus cash held by the Company beyond the balance required for administration of working capital, is invested in checking accounts with incidence of interest, term deposits, short-term deposits, choosing instruments with appropriate maturities and sufficient liquidity to provide sufficient margin as determined by the above predictions. As of December 31, 2024, the Company maintained short-term funds of R$ 222,062 (R$ 143,473 as of December 31, 2023) which are expected to readily generate cash inflows to manage the liquidity risk.
The table below analyzes the Company’s non-derivative financial liabilities per maturity intervals, corresponding to balance sheets’ remaining period until contract maturity date (*):

	<1 year	1–2 years	2–5 years	>5 years	Total
December 31, 2024
Loans and financing	212,105	692,678	77,413	7,948	990,144
Loans and financing (interest)	21,423	69,960	7,819	803	100,005
Debentures	84,072	187,860	191,963	—	463,895
Lease liabilities	105,419	183,267	131,850	—	420,536
Suppliers and other accounts payable	266,441	9,672	—	—	276,113
	689,460	1,143,437	409,045	8,751	2,250,693

December 31, 2023
Loans and financing	84,369	140,566	476,967	—	701,902
Loans and financing (interest)	9,534	15,884	53,897	—	79,315
Debentures	79,677	116,518	349,555	—	545,750
Lease liabilities	24,892	29,344	8,248	—	62,484
Suppliers and other accounts payable	219,256	13,551	—	—	232,807
	417,728	315,863	888,667	—	1,622,258

(*) In order, the amounts above refers to agreement nominal amount, however, they not represent of Financial and accounting position as financial statement.
(d)Regulatory and environmental risks
The Company is subject to the laws and regulations of the countries where it operates. The Company’s Management established environmental certified policies and procedures focused on the compliance with environmental laws.
The Management carries out regular analyses to identify environmental risks and assure that controls under operation are appropriate and duly certified.
(e)Foreign currency risks
On December 31, 2024, and December 31, 2023, the Company has not exposed to a significant transactional foreign currency. So, it concluded that they had no impact on the Annual Financial Statements as the fiscal year ended.
3.22.2    Capital management
The Company’s objectives in managing its capital are to safeguard its business continuity capacity to offer return to shareholders and benefits to the other stakeholders besides maintaining an optimal capital structure to reduce this cost.
In order to keep or adjust the capital structure, the Company may review the dividend payment policy, refund capital to the shareholders or, also, issue new shares or sell assets to reduce, for instance, the level of indebtedness.
The Company monitors capital based on the ratio of financial leverage. This index corresponds to net bank loans and financing divided by total capital. Net bank loans and financing, on its turn, corresponds to current and non-current loans and financings as shown in statement of financial position less cash and cash equivalents. Net bank loans and financing is a non-gap measure.
The total capital is calculated through the sum of shareholders equity, as shown in the statement of financial position with net bank loans and financing and debentures.
The financial leverage ratio on December 31, 2024 and December 31, 2023, can be summarized as follows:

Consolidated financial information	December 31, 2024	December 31, 2023

Loans and financing and debentures	1,454,039	1,247,652
Less: cash and cash equivalents	(358,434)	(423,266)
Net bank loans and financing	1,095,605	824,386
Total shareholders' equity	1,816,497	1,356,797
Total capital	2,912,102	2,181,183
Leverage ratio	37.6%	37.8%
3.22.3.    Fair value estimate
It is assumed that balances of trade accounts receivable and trade accounts payable at book value, less impairment loss, approximate their fair values, considering the realization terms and settlement of these balances, from 30 to 60 days.
For disclosure purposes, financial liabilities’ fair value is estimated by discounting future contract cash flows at interest rate prevailing in the market, which is available to the Company for similar financial instruments. The effective interest rates at the balance sheet dates are customary in the market and their fair values do not differ materially from the balances in the accounting records.
Interest earning bank deposits, represented by investments in Interbank Deposit Certificate (CDI) (note 4) were initially measured at fair value and classified as amortized cost. Additionally, were evaluated based on the yield rate contracted with the respective financial institution, considered as the usual market rate. Interest income from these financial assets is included in financial income using the effective interest rate method. Any gains or losses due to the write-down of the asset are recognized directly in profit (loss) and presented in net financial expenses.
Additionally, Management understands the financial instruments recognized in the financial information at their book values, do not show significant changes in relation to the respective market values.
Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable and willing parties in arm's length transactions. Fair value hierarchy must have the following levels:
▪Level 1: prices charged (unadjusted) in active markets for identical assets or liabilities;
▪Level 2: different inputs of the prices negotiated in active markets included at Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
▪Level 3: inputs for the asset or liability that are not based on observable market variables (non-observable inputs).
Financial instruments by category

December 31, 2024
		Consolidated
	Fair value level	Book value	Market value
Amortized cost (category):
Financial assets
Cash and banks	Level 1	137,653	137,653
Interest earning bank deposits - immediate liquidity	Level 1	220,781	220,781
Trade and other receivables, net	Level 1	1,105,934	1,105,934
Related parties	Level 2	377,020	377,020

Financial liabilities
Loans and leases liabilities	Level 2	990,144	990,144
Debentures	Level 2	463,895	463,895
Trade and other payables	Level 1	218,219	218,219
Obligations from acquisition of investment	Level 2	109,175	109,175
Related parties	Level 2	1,351,097	1,351,097
Lease liabilities	Level 2	304,097	304,097

December 31, 2023
		Consolidated
	Fair value level	Book value	Market value
Amortized cost (category):
Financial assets
Cash and banks	Level 1	291,194	291,194
Interest earning bank deposits - immediate liquidity	Level 1	132,072	132,072
Accounts receivable	Level 1	803,523	803,523
Related parties	Amortized cost – Level 2	29,322	29,322
Financial liabilities
Loans and leases liabilities	Level 2	701,902	701,902
Debentures	Level 2	545,750	545,750
Suppliers	Level 1	184,618	184,618
Obligations from acquisition of investment	Level 2	352,751	352,751
Related parties	Level 2	620,842	620,842
Lease liabilities	Level 2	57,480	57,480